Consolidated Statements of Shareholders' Equity (Parenthetical) - EUR (€) € in Thousands		12 Months Ended			31 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Number of issued shares		433,332,573	438,073,643	446,822,452	433,332,573
Number of issued and outstanding shares			432,935,288	440,852,334
Number of treasury shares		5,345,891	5,138,355	5,970,118	5,345,891
Accumulated OCI, net of taxes relating to foreign currency translation gain (loss)		€ 472,600	€ 200,100	€ (30,200)	€ 472,600
Accumulated OCI, net of taxes unrealized gains (losses) on financial instruments		(300)	11,900	(12,200)	(300)
Fair value of shares issued to participating customers	[1]	17,888	28,086	20,956
Fair value compensation of unvested equity awards to be exchanged				€ 43,500
Cumulative fair value shares issued Cymer acquisition					€ 2,347,300
Ordinary Shares Issued in Relation to Acquisition of Cymer [Member]
Cumulative Ordinary shares issued				36,464,576	36,473,095
Cumulative fair value shares issued Cymer acquisition				€ 2,346,700
Additional Paid-in Capital [Member]
Fair value of shares issued to participating customers	[1]	€ 17,888	€ 28,086	€ 20,956
Common Stock [Member]
Number of issued and outstanding shares		427,986,682	432,935,288		427,986,682

[1]	In 2015, EUR 17.9 million (2014: EUR 28.1 million; 2013: EUR 21.0 million) is recognized to increase equity to the fair value of the shares issued to the Participating Customers in the CCIP. The portion of the NRE funding allocable to the shares is recognized over the NRE Funding Agreements period (2013-2017).